OTHER ASSETS (Schedule of Other Assets) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER ASSETS [Abstract]
Intangible assets, net		$ 207,267	$ 213,600
Security deposits		46,953	56,394
Total	$ 257,547	$ 254,220	$ 269,994